Cover	Sep. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2022
Entity File Number	001-39719
Entity Registrant Name	JIYA ACQUISITION CORP.
Entity Central Index Key	0001824119
Entity Tax Identification Number	85-2789517
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	628 Middlefield Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	650
Local Phone Number	285-4270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	JYAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false